Financial instruments and fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments and fair value measurement [Abstract]
Disclosure of financial assets

At 31 December 2023 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

559 559
Non-current financial investments 16 75 3,366 3,441
Prepayments and financial receivables 16 341 950 1,291
Trade and other receivables 18 16,193 740 16,933
Current derivative financial instruments

1,378 1,378

Current financial investments 16 28,822 402 29,224
Cash and cash equivalents 19 7,767 1,875 9,641
Total

53,198 7,580 1,690 62,467
At 31 December 2022 Fair value
through profit
or loss
Non-financial
assets
Total carrying
amount (in USD million) Note Amortised cost
Assets
Non-current derivative financial instruments

691 691
Non-current financial investments 16 117 2,616 2,733
Prepayments and financial receivables 16 1,658 404 2,063
Trade and other receivables 18 21,611 841 22,452
Current derivative financial instruments

4,039 4,039
Current financial investments 16 29,577 300 29,876
Cash and cash equivalents 19 12,473 3,106 15,579
Total

65,436 10,752 1,245 77,433

Disclosure of financial liabilities

At 31 December 2023
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 21 22,230 22,230
Non-current derivative financial instruments

1,795 1,795
Trade, other payables and provisions 24 11,052 819 11,870
Current finance debt 21 5,996 5,996
Dividend payable 2,649 2,649
Current derivative financial instruments

1,619 1,619
Total

41,927 3,414 819 46,159
At 31 December 2022
Amortised
cost
Fair value
through
profit or loss
Non-financial
liabilities
Total
carrying
amount (in USD million) Note
Liabilities
Non-current finance debt 21 24,141 24,141
Non-current derivative financial instruments

2,376 2,376
Trade, other payables and provisions 24 12,449 903 13,352
Current finance debt 21 4,359 4,359
Dividend payable 2,808 2,808
Current derivative financial instruments

4,106 4,106
Total

43,757 6,482 903 51,142

Disclosure of fair value measurement

(in USD million)
Non-current
financial
investments
Non-current
derivative
financial
instruments
- assets
Current
financial
investments
Current
derivative
financial
instruments
- assets
Cash
equivalents
Non-current
derivative
financial
instruments
- liabilities
Current
derivative
financial
instruments
- liabilities
Net fair
value
At 31 December 2023
Level 1 1,294 0 - 6 0 - 1,300
Level 2 1,528 104 402 1,195 1,875 (1,754) (1,577) 1,773
Level 3 543 455 177 (42) (41) 1,092
Total fair value 3,366 559 402 1,378 1,875 (1,795) (1,619) 4,166
At 31 December 2022
Level 1 903 - - 25 - (60) 868
Level 2 1,222 97 300 3,722 3,106 (2,352) (3,952) 2,143
Level 3 491 594 292 (24) (94) 1,259
Total fair value 2,616 691 300 4,039 3,106 (2,376) (4,106) 4,270